Summary of Significant Accounting Policies - Schedule of Disaggregation of the Group’s Revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 600,775,492	$ 85,473,408	¥ 565,273,477	¥ 497,868,200
Revenue, percentage	100.00%	100.00%	100.00%	100.00%
Type A: Freight forwarding services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 329,564,346	$ 46,887,711	¥ 323,111,187	¥ 342,582,431
Revenue, percentage	54.90%	54.90%	57.20%	68.80%
Integrated cross-border logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 229,926,612	$ 32,712,072	¥ 202,938,808	¥ 219,651,690
Revenue, percentage	38.30%	38.30%	35.90%	44.10%
Fragmented logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 72,603,910	$ 10,329,489	¥ 101,450,687	¥ 91,825,049
Revenue, percentage	12.10%	12.10%	18.00%	18.40%
Chartered airline freight services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 8,382,632	$ 1,192,612	¥ 13,524,979	¥ 28,210,531
Revenue, percentage	1.40%	1.40%	2.40%	5.70%
Warehouse services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 18,651,192	$ 2,653,538	¥ 5,196,713	¥ 2,895,161
Revenue, percentage	3.10%	3.10%	0.90%	0.60%
Type B: Supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 264,261,031	$ 37,596,892	¥ 238,082,118	¥ 152,630,138
Revenue, percentage	44.00%	44.00%	42.10%	30.70%
International trading in relation to supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 264,261,031	$ 37,596,892	¥ 238,081,468	¥ 152,544,744
Revenue, percentage	44.00%	44.00%	42.10%	30.70%
Agent services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total			¥ 650	¥ 85,394
Revenue, percentage
Type C: Other services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 6,950,115	$ 988,805	¥ 4,080,172	¥ 2,655,631
Revenue, percentage	1.10%	1.10%	0.70%	0.50%
Customs brokerage [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 4,645,107	$ 660,868	¥ 4,080,172	¥ 2,544,116
Revenue, percentage	0.80%	0.80%	0.70%	0.50%
Software Development [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total				¥ 111,515
Revenue, percentage
Integrated station and customs services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 2,305,008	$ 327,937
Revenue, percentage	0.30%	0.30%